Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income	$ 157,436	$ 133,932	$ 136,726
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	11,221	19,859	24,405
Specific reserve, other real estate owned	710	2,351	1,023
Depreciation of bank premises and equipment	25,281	24,738	25,009
(Gain) loss on sale of bank premises and equipment	(38)	(450)	14
(Gain) loss on sale of other real estate owned	(703)	86	(57)
Accretion of investment securities discounts	(393)	(539)	(1,704)
Amortization of investment securities premiums	24,040	26,873	28,000
Investment securities transactions, net	4,774	2,626	3,682
Impairment charges on available for sale securities		354	954
Amortization of identified intangible assets	25	128	644
Stock based compensation expense	903	1,082	1,172
Earnings from affiliates and other investments	(13,198)	(14,315)	(12,176)
Deferred tax expense (benefit)	4,570	7,306	(332)
Increase in accrued interest receivable	(2,284)	(600)	(111)
(Increase) decrease in other assets	(16,117)	7,494	2,967
Net increase (decrease)in other liabilities	592	(7,705)	(6,567)
Net cash provided by operating activities	196,819	203,220	203,649
Investing activities:
Proceeds from maturities of securities		1,200	1,075
Proceeds from sales and calls of available for sale securities	396,066	352,743	164,163
Purchases of available for sale securities	(1,182,006)	(1,325,657)	(352,513)
Principal collected on mortgage backed securities	780,097	919,594	854,736
Net increase in loans	(394,267)	(38,523)	(297,689)
Purchases of other investments	(26,193)	(49,013)	(16,355)
Distributions from other investments	20,344	23,276	18,293
Purchases of bank premises and equipment	(14,315)	(38,856)	(19,831)
Proceeds from sales of bank premises and equipment	2,201	3,701	4,515
Proceeds from sales of other real estate owned	14,266	13,772	16,831
Net cash (used in) provided by investing activities	(403,807)	(137,763)	373,225
Financing activities:
Net increase in non-interest bearing demand deposits	85,204	8,433	219,365
Net increase (decrease) in savings and interest bearing demand deposits	41,403	183,506	(5,458)
Net decrease in time deposits	(191,804)	(118,103)	(116,279)
Net decrease in securities sold under repurchase agreements	(151,180)	(322,787)	(30,578)
Net increase (decrease) in other borrowed funds	461,850	227,625	(568,194)
Redemption of long-term debt		(1,000)	(14,000)
Purchase of treasury stock	(187)	(7,966)	(6,678)
Proceeds from stock transactions	1,455	549	1,370
Payments of cash dividends - common	(43,594)	(39,569)	(38,515)
Net cash provided by (used in) financing activities	203,147	(69,312)	(558,967)
(Decrease) increase in cash and cash equivalents	(3,841)	(3,855)	17,907
Cash and cash equivalents at beginning of period	269,198	273,053
Cash and cash equivalents at end of period	265,357	269,198	273,053
Supplemental cash flow information:
Interest paid	38,995	44,069	44,560
Income taxes paid	66,983	49,925	65,234
Non-cash investing and financing activities:
Net transfers from loans to other real estate owned	$ 2,588	$ 2,563	$ 3,775